The Company and its Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful accounts

The following table presents the changes in the allowance for doubtful accounts:

	Year Ended December 31, 2014	Three Months Ended March 31, 2015
Balance, beginning of period	$(714)	$(1,369)
Additions to allowance	(903)	(79)
Write offs, net of recoveries	248	130

Balance, end of period	$(1,369)	$(1,318)

The following table presents the changes in the allowance for doubtful accounts:

	Years Ended December 31,
	2012	2013	2014
Balance, beginning of year	$(200)	$(350)	$(714)
Additions to allowance	(191)	(539)	(903)
Write offs, net of recoveries	41	175	248

Balance, end of year	$(350)	$(714)	$(1,369)

Schedule of Changes in Allowance for Credit Memos

The following table presents the changes in the allowance for credit memos:

	Year Ended December 31, 2014	Three Months Ended March 31, 2015
Balance, beginning of period	$—	$(460)
Additions to allowance	(1,875)	(558)
Issued credit memos	1,415	590

Balance, end of period	$(460)	$(428)

The following table presents the changes in the allowance for credit memos:

Year Ended December 31, 2014
Balance, beginning of year	$—
Additions to allowance	(1,875)
Write offs, net of recoveries	1,415

Balance, end of year	$(460)

Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities at December 31, 2013 and December 31, 2014, measured at fair value on a recurring basis:

	Financial Instruments at Fair Value as of December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$19,475	$—	$—	$19,475

Liability:
Warrant Liability	$—	$—	$684	$684

	Financial Instruments at Fair Value as of December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$46,592	$—	$—	$46,592

Schedule of Changes in Warrant Liability

Changes in warrant liability consisted of the following during:

Year Ended December 31,
2014
Balance, beginning of year	$684
Change in fair value of convertible preferred stock warrant liability	(168)
Conversion of preferred stock warrants to common stock warrants	(516)

Balance, end of year	$—

Changes in warrant liability (see Note 4) consisted of the following during:

	Years Ended December 31,
	2013	2014
Balance, beginning of year	$296	$684
Change in fair value of convertible preferred stock warrant liability	388	(168)
Conversion of preferred stock warrants to common stock warrants	—	(516)

Balance, end of year	$684	$—

Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of the Company's Convertible Preferred Stock Warrant

The significant unobservable inputs used in the fair value measurement of the Company’s convertible preferred stock warrant:

	Fair Value at December 31, 2013	Fair Value December 31, 2014	Valuation technique	Significant unobservable input
Convertible preferred warrant liability	$684	$—	Monte Carlo Simulation	Value of underlying Series A-1 preferred stock, volatility, and expected term.